Pensions PBO in Excess of Assets (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 945.9	$ 889.4
Fair value of plan assets	734.3	693.3
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	910.5	835.5
Fair value of plan assets	$ 725.6	$ 662.0
Defined Benefit Plan Measurement Date	December 31